Cover	Dec. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2025
Entity File Number	001-38114
Entity Registrant Name	Avenue Therapeutics, Inc.
Entity Central Index Key	0001644963
Entity Tax Identification Number	47-4113275
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Kane Concourse
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Bay Harbor Islands
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33154
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false